RELATED PARTY TRANSACTIONS - Narrative (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party expenses	$ 5,432	$ 4,797	$ 4,420
Related party revenue	3	21	311
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	684	506	400
Front Ocean Management AS | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	1,000	800	700
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Related party expenses	224	144	0
Frontline (Management) Cyprus Ltd | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	300	300	100
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	192	157	115
Seatankers Management Co. Ltd | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	200	200	100
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	3,936	3,589	3,435
Flex LNG Fleet Management AS | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	$ 3,900	$ 3,600	$ 3,400